T. ROWE PRICE U.S. Large-Cap Core Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.8%
COMMUNICATION SERVICES  9.1%
Entertainment  1.2%
Netflix (1) 2,098,080 201,730
201,730
Interactive Media & Services  6.6%
Alphabet, Class C  3,255,567 933,892
Meta Platforms, Class A  275,236 157,471
1,091,363
Wireless Telecommunication Services  1.3%
T-Mobile U.S.  1,020,080 214,247
214,247
Total Communication Services 1,507,340
CONSUMER DISCRETIONARY  9.9%
Broadline Retail  1.9%
Amazon.com (1) 1,463,775 304,860
304,860
Hotels, Restaurants & Leisure  2.7%
Airbnb, Class A (1) 840,673 106,160
Booking Holdings  40,032 168,548
McDonald's  524,310 162,950
437,658
Household Durables  0.7%
PulteGroup  1,032,842 121,473
121,473
Specialty Retail  4.6%
Lowe's  1,028,415 242,994
O'Reilly Automotive (1) 933,608 86,181
TJX  1,193,361 190,580
Tractor Supply  1,932,584 87,546
Ulta Beauty (1) 284,968 148,956
756,257
Total Consumer Discretionary 1,620,248
CONSUMER STAPLES  5.3%
Beverages  1.2%
Coca-Cola  2,673,589 203,326
203,326

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail  1.5%
Dollar Tree (1) 980,200 107,341
U.S. Foods Holding (1)(2) 1,453,007 133,982
241,323
Food Products  1.0%
Mondelez International, Class A  2,982,409 171,906
171,906
Household Products  1.6%
Procter & Gamble  1,779,704 257,060
257,060
Total Consumer Staples 873,615
ENERGY  5.1%
Energy Equipment & Services  1.9%
SLB  3,174,505 163,138
TechnipFMC  2,130,487 147,280
310,418
Oil, Gas & Consumable Fuels  3.2%
Canadian Natural Resources (2) 2,187,740 106,609
ConocoPhillips  1,154,609 152,408
EQT  1,869,190 118,955
Valero Energy  616,593 152,348
530,320
Total Energy 840,738
FINANCIALS  11.9%
Banks  3.8%
Bank of America  5,934,466 289,305
JPMorgan Chase  1,118,470 329,009
618,314
Capital Markets  2.7%
Charles Schwab  1,390,410 130,670
Goldman Sachs Group  221,221 187,151
Tradeweb Markets, Class A  1,104,605 129,968
447,789
Consumer Finance  0.8%
American Express  457,309 138,327
138,327
Financial Services  2.5%
Visa, Class A  1,351,924 408,606
408,606

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Insurance  2.1%
Chubb  551,718 179,821
Progressive  817,484 162,058
341,879
Total Financials 1,954,915
HEALTH CARE  9.9%
Biotechnology  3.9%
AbbVie  1,133,320 246,486
Gilead Sciences  1,674,268 233,343
Regeneron Pharmaceuticals  206,337 159,424
639,253
Health Care Equipment & Supplies  0.8%
STERIS  614,191 135,816
135,816
Health Care Providers & Services  3.9%
Cencora  546,852 171,788
Encompass Health  1,076,126 104,094
Quest Diagnostics  860,012 168,545
UnitedHealth Group  751,250 203,281
647,708
Health Care Technology  0.5%
Veeva Systems, Class A (1) 469,160 82,413
82,413
Life Sciences Tools & Services  0.8%
Mettler-Toledo International (1) 108,553 136,907
136,907
Total Health Care 1,642,097
INDUSTRIALS & BUSINESS SERVICES  10.7%
Aerospace & Defense  0.4%
General Electric  258,733 73,421
73,421
Commercial Services & Supplies  0.8%
Republic Services  579,074 126,829
126,829
Electrical Equipment  0.3%
Emerson Electric  323,450 42,378
42,378

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation  2.0%
CSX  4,235,156 173,853
Old Dominion Freight Line  778,398 152,099
325,952
Machinery  6.6%
Caterpillar  325,680 230,731
Deere  416,019 234,343
Ingersoll Rand  1,071,160 85,821
Otis Worldwide  1,212,452 93,456
Parker-Hannifin  211,068 188,957
Pentair  1,604,973 139,809
Westinghouse Air Brake Technologies  472,673 118,126
1,091,243
Professional Services  0.6%
Booz Allen Hamilton Holding  1,344,386 104,902
104,902
Total Industrials & Business Services 1,764,725
INFORMATION TECHNOLOGY  30.9%
Communications Equipment  0.6%
Cisco Systems  1,260,620 97,812
97,812
Electronic Equipment, Instruments & Components  2.0%
Keysight Technologies (1) 808,978 228,431
TE Connectivity  466,883 97,588
326,019
Semiconductors & Semiconductor Equipment  14.6%
Advanced Micro Devices (1) 904,268 183,956
Analog Devices  653,436 207,884
Broadcom  1,661,653 514,298
KLA  119,718 176,274
NVIDIA  7,650,172 1,334,190
2,416,602
Software  6.3%
Microsoft  2,476,695 916,798
PTC (1) 906,059 129,105
1,045,903

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  7.4%
Apple  4,783,206 1,213,930
1,213,930
Total Information Technology 5,100,266
MATERIALS  3.8%
Chemicals  1.2%
Linde  406,630 201,591
201,591
Construction Materials  0.6%
Martin Marietta Materials  155,510 91,546
91,546
Containers & Packaging  2.0%
Ball  2,394,362 141,531
Packaging Corp. of America  851,521 180,710
322,241
Total Materials 615,378
REAL ESTATE  2.2%
Health Care Real Estate Investment Trusts  0.9%
Welltower, REIT  789,752 156,142
156,142
Residential Real Estate Investment Trusts  0.7%
Equity LifeStyle Properties, REIT (2) 1,974,270 123,234
123,234
Specialized Real Estate Investment Trusts  0.6%
Public Storage, REIT  369,110 99,985
99,985
Total Real Estate 379,361
UTILITIES  1.0%
Electric Utilities  1.0%
Southern  1,694,862 163,588
Total Utilities 163,588
Total Common Stocks (Cost $12,512,589) 16,462,271

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 3.71% (3)(4) 48,438,301 48,438
Total Short-Term Investments (Cost $48,438) 48,438
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(4) 3,120,996 3,121
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,121
Total Securities Lending Collateral (Cost $3,121) 3,121
Total Investments in Securities  100.1%
(Cost $12,564,148) $ 16,513,830
Other Assets Less Liabilities (0.1)% (15,019)
Net Assets 100.0% $ 16,498,811
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 388
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 388+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 194,061  ¤  ¤ $ 48,438
T. Rowe Price Treasury
Reserve Fund, 3.68% —  ¤  ¤ 3,121
Total $ 51,559^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $388 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $51,559.

T. ROWE PRICE U.S. Large-Cap Core Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Large-Cap
Core Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Large-Cap Core Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE U.S. Large-Cap Core Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On March 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F190-054Q1 03/26